Supplemental Balance Sheet Information	12 Months Ended
Dec. 31, 2015
Supplemental Balance Sheet Information
Supplemental Balance Sheet Information

NOTE 5.  Supplemental Balance Sheet Information

Accounts payable (included as a separate line item in the Consolidated Balance Sheet) includes drafts payable on demand of $79 million at December 31, 2015, and $1 million at December 31, 2014. Accumulated depreciation for capital leases totaled $98 million and $87 million as of December 31, 2015, and 2014, respectively. Additional supplemental balance sheet information is provided in the table that follows.

(Millions)	2015	2014
Other current assets
Prepaid expenses and other	$1,081	$764
Derivative assets-current	211	182
Insurance related receivables, prepaid expenses and other	106	77
Total other current assets	$1,398	$1,023

Investments
Equity method	$56	$58
Cost method	59	41
Other investments	2	3
Total investments	$117	$102

Property, plant and equipment - at cost
Land	$354	$368
Buildings and leasehold improvements	7,120	6,943
Machinery and equipment	14,743	14,684
Construction in progress	723	679
Capital leases	158	167
Gross property, plant and equipment	23,098	22,841
Accumulated depreciation	(14,583)	(14,352)
Property, plant and equipment - net	$8,515	$8,489

Other assets
Deferred income taxes	$510	$1,130
Insurance related receivables and other	49	89
Cash surrender value of life insurance policies	241	245
Other	253	305
Total other assets	$1,053	$1,769

Other current liabilities
Accrued trade payables	$566	$533
Deferred income	518	541
Derivative liabilities	65	39
Dividends payable	—	648
Employee benefits and withholdings	148	172
Contingent liability claims and other	147	157
Property and other taxes	89	90
Pension and postretirement benefits	60	60
Other	811	644
Total other current liabilities	$2,404	$2,884

Other liabilities
Long term income taxes payable	$154	$519
Employee benefits	254	262
Contingent liability claims and other	295	300
Capital lease obligations	46	59
Deferred income	19	21
Deferred income taxes	551	141
Other	261	253
Total other liabilities	$1,580	$1,555